Note 33 - Group Companies	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
33.	GROUP COMPANIES

Listed below are the main group companies.

Argentina
CERVECERIA Y MALTERIA QUILMES SAICA Y G Charcas 5160 – Buenos Aires	99.75%

Bolívia
CERVECERIA BOLIVIANA NACIONAL S.A. Avenida Montes 400 e Rua Chuquisaca 121 - La Paz	85.67%

Brazil
AMBEV S.A. Rua Dr. Renato Paes de Barros, 1.017, 3º andar, Itaim Bibi, São Paulo	Companhia Consolidadora

AROSUCO AROMAS E SUCOS LTDA. Avenida Buriti, 5.385, Distrito Industrial - Manaus - AM	100.00%

CRBS S.A. Avenida Antarctica, 1.891, Fazenda Santa Úrsula – Jaguariúna – SP	100.00%

CERVEJARIA Z.X. Avenida Antarctica, 1.891, Fazenda Santa Ursula – Jaguariúna - SP	86.42%

Canadá
LABATT BREWING COMPANY LIMITED 207 Queens Quay West, Suite 299 - M5J 1A7 - Toronto	100.00%

Chile
CERVECERIA CHILE S.A. Avenida Presidente Eduardo Frei Montalva, 9.600 - Comuna de Quilicura - Santiago	100.00%

Spain
JALUA SPAIN, S.L. Juan Vara Terán, 14 – Ilhas Canárias	100.00%

Luxembourg
AMBEV LUXEMBOURG 15 Breedewues - L1259 - Sennngerberg	100.00%

Guatemala
INDUSTRIAS DEL ATLÁNTICO, SOCIEDAD ANÓNIMA KM 122 Ruta al Atlantico – C.P 01012 Teculutan, Zacapa	50.00%

Paraguay
CERVECERIA PARAGUAYA S.A. Ruta Villeta KM 30 - Ypané	87.36%

Dominican Republic
CERVECERÍA NACIONAL DOMINICANA, S.A. Autopista 30 de Mayo, Distrito Nacional	55.00%

Uruguay
LINTHAL S.A. 25 de Mayo 444, office 401 - Montevideo	100.00%

CERVECERIA Y MALTERIA PAYSSANDÚ S.A. Rambla Baltasar Brum, 2.933 – 11800 - Payssandu	99.93%

MONTHIERS SOCIEDAD ANÓNIMA Cesar Cortinas, 2.037 - Montevideo	100.00%

Panama
Cervecería Nacional S. de R.L. Planta Pasadena, vía Ricardo J Alfaro y Simón Bolívar, ciudad de Panamá, Rep. De Panamá	100.00%